Note 18 - Segmented Information (Tables)	12 Months Ended
Jan. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	January 31, 2015	January 31, 2014	January 31, 2013
Revenues
United States	72,837	68,877	60,420
Canada	15,187	14,388	14,212
Americas, excluding Canada and United States	973	1,028	1,052
Belgium	13,959	14,961	15,668
Netherlands	14,876	14,475	12,370
EMEA, excluding Belgium and Netherlands	44,065	33,095	16,916
Asia Pacific	8,963	4,470	6,245
	170,860	151,294	126,883

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	January 31, 2015	January 31, 2014	January 31, 2013
Revenues
Services	159,050	137,795	116,822
Licenses	11,810	13,499	10,061
	170,860	151,294	126,883

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	January 31, 2015	January 31, 2014
Total long-lived assets
United States	141,981	67,843
Canada	14,745	18,437
Belgium	19,936	28,048
Netherlands	10,483	14,802
EMEA, excluding Belgium and Netherlands	83,250	85,490
	270,395	214,620